Fair Value of Financial Instruments-adjusted historical cost (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 01, 2015		Nov. 30, 2014		Mar. 14, 2013	May 08, 2012	Nov. 24, 2013
Bonds [Member] | 4.25% Yen-denominated Eurobonds, due 2016 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate	4.25%		4.25%
Senior notes [Member] | 7.625% senior notes due 2020 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate	7.625%		7.625%
Senior notes [Member] | 6.875% senior notes due 2022 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate	6.875%		6.875%		6.875%	6.875%
Senior notes [Member] | 7.75% Euro senior notes due 2018 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate			7.75%
Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt carried at adjusted historical cost	33,923		31,742				$ 41,976
Total financial liabilities carried at adjusted historical cost	1,234,805		1,308,038				1,678,828
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Bonds [Member] | 4.25% Yen-denominated Eurobonds, due 2016 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	35,198	[1]	35,383	[1]			38,523	[1]
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Senior notes [Member] | 7.625% senior notes due 2020 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	565,117	[1]	556,967	[1]			577,956	[1]
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Senior notes [Member] | 6.875% senior notes due 2022 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	600,567	[1]	583,848	[1]			588,275	[1]
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Senior notes [Member] | 7.75% Euro senior notes due 2018 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost			0	[1]			432,098	[1]
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt carried at adjusted historical cost	33,923		31,742				41,976
Total financial liabilities carried at adjusted historical cost	1,150,060		1,229,228				1,550,498
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Bonds [Member] | 4.25% Yen-denominated Eurobonds, due 2016 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	33,983		34,108	[1]			39,659	[1]
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Senior notes [Member] | 7.625% senior notes due 2020 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	536,898		526,779	[1]			526,112	[1]
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Senior notes [Member] | 6.875% senior notes due 2022 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	545,256		536,501				537,447
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Senior notes [Member] | 7.75% Euro senior notes due 2018 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost			0	[1]			405,304	[1]
Senior revolving credit facility [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt carried at adjusted historical cost	0		100,098				0
Senior revolving credit facility [Member] | Fair Value, Measurements, Recurring [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt carried at adjusted historical cost	0		100,098				$ 0

[1]	Fair values are estimated using Level 1 inputs and incorporate mid-market price quotes. Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.